Consolidated balance sheets - USD ($)	May 31, 2023	Nov. 30, 2022
Current
Cash	$ 159,274	$ 83,722
Trade and other receivables, net	333,582	602
Investment tax credits	268,179	268,179
Prepaid expenses and other assets	192,411	140,008
Total Current Assets	953,446	492,511
Property and equipment, net (Note 4)	706,760	788,050
Right-of-use asset (Note 6)	75,204	151,471
Total Assets	1,735,410	1,432,032
Current
Accounts payable	3,672,776	3,764,692
Accrued liabilities	3,284,320	2,821,506
Employee costs payable	3,491,952	3,067,578
Operating lease liability (Note 6)	84,466	165,441
Income tax payable	29,036	29,036
Promissory notes payable (Note 5)	359,454	360,514
Convertible debentures (Note 5)	1,800,000	1,800,000
Total Current Liabilities	12,722,004	12,008,767
Shareholders' deficiency
Capital stock (Note 7) Authorized Unlimited common shares without par value Unlimited preference shares Issued and outstanding 33,092,665 common shares (November 30, 2020 - 23,678,105)	49,175,630	49,175,630
Additional paid-in capital	45,097,313	45,097,313
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(105,543,958)	(105,134,099)
Total Shareholders Deficiency	(10,986,594)	(10,576,735)
Contingencies (Note 12)
Total Liabilities And Stockholders Equity	$ 1,735,410	$ 1,432,032